Earnings Per Share - Summary of Headline Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Headline Earnings Loss [Abstract]
Basic earnings	£ 6,400	£ 5,704	£ 6,032
Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	465	518	238
Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(74)	(79)	(65)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(26)	7	(11)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	8	(1)	4
Effect of gains on disposal of businesses, non-current investments and brands			(10)
Tax on gains on disposal of businesses, non-current investments and brands			2
Issue of shares and change in shareholding in associate	(17)	(25)	(22)
Headline earnings (basic)	£ 6,756	£ 6,124	£ 6,168
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.800	£ 2.497	£ 2.640
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (basic)	0.203	0.227	0.103
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (basic)	(0.033)	(0.035)	(0.028)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(0.011)	0.003	(0.005)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (basic)	0.003		0.002
Effect of gains on disposal of businesses, non-current investments and brands (basic)			(0.004)
Tax on gains on disposal of businesses, non-current investments and brands (basic)			0.001
Issue of shares and change in shareholding in associate per share (basic)	(0.007)	(0.011)	(0.010)
Headline earnings per share (basic)	£ 2.955	£ 2.681	£ 2.699
Diluted earnings	£ 6,400	£ 5,704	£ 6,032
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (diluted)	465	518	238
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment (diluted)	(74)	(79)	(65)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(26)	7	(11)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (diluted)	8	(1)	4
Effect of gains on disposal of businesses, non current investments and brands (diluted)			(10)
Tax on gains on disposal of businesses, non current investments and brands (diluted)			2
Issue of shares and change in shareholding in associate (diluted)	(17)	(25)	(22)
Headline earnings (diluted)	£ 6,756	£ 6,124	£ 6,168
Diluted earnings per share	£ 2.789	£ 2.490	£ 2.632
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale per share (diluted)	0.203	0.225	0.103
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (diluted)	(0.033)	(0.034)	(0.028)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(0.011)	0.003	(0.005)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (diluted)	0.003		0.002
Effect of gains on disposal of businesses, non current investments and brands (diluted)			(0.004)
Tax on gains on disposal of businesses, non current investments and brands (diluted)			0.001
Issue of shares and change in shareholding in associate per share (diluted)	(0.007)	(0.011)	(0.010)
Headline earnings per share (diluted)	£ 2.944	£ 2.673	£ 2.691